UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2012 (Unaudited)

Gateway Fund

Shares	Description	Value (†)

Common Stocks – 97.7% of Net Assets

	Aerospace & Defense – 2.0%
517,824	Boeing Co. (The)(b)	$36,050,907
563,675	Honeywell International, Inc.(b)	33,679,581
333,736	Raytheon Co.(b)	19,076,350
599,742	United Technologies Corp.(b)	46,953,801

		135,760,639

	Air Freight & Logistics – 1.0%
900,473	United Parcel Service, Inc., Class B(b)	64,446,853

	Auto Components – 0.0%
162,452	Cooper Tire & Rubber Co.(b)	3,115,829

	Automobiles – 0.3%
1,760,234	Ford Motor Co.(b)	17,355,907

	Beverages – 2.9%
2,341,330	Coca-Cola Co. (The)(b)	88,806,647
195,699	Monster Beverage Corp.(b)(c)	10,599,058
1,368,531	PepsiCo, Inc.(b)	96,850,939

		196,256,644

	Biotechnology – 1.4%
613,352	Amgen, Inc.(b)	51,717,841
130,105	Biogen Idec, Inc.(b)(c)	19,415,569
334,203	Gilead Sciences, Inc.(b)(c)	22,167,685
36,800	Vertex Pharmaceuticals, Inc.(b)(c)	2,058,960

		95,360,055

	Capital Markets – 1.6%
910,869	Charles Schwab Corp. (The)(b)	11,650,014
378,265	Eaton Vance Corp.(b)	10,954,554
348,846	Goldman Sachs Group, Inc. (The)(b)	39,656,813
592,672	Legg Mason, Inc.(b)	14,627,145
1,053,932	Morgan Stanley(b)	17,642,822
226,299	TD Ameritrade Holding Corp.(b)	3,478,216
233,341	Waddell & Reed Financial, Inc., Class A(b)	7,646,585

		105,656,149

	Chemicals – 2.1%
960,470	Dow Chemical Co. (The)(b)	27,815,211
715,514	E.I. du Pont de Nemours & Co.(b)	35,968,889
344,003	Eastman Chemical Co.(b)	19,611,611
155,500	LyondellBasell Industries NV, Class A(b)	8,033,130
321,766	Monsanto Co.(b)	29,287,141
374,523	Olin Corp.(b)	8,138,385
115,200	Potash Corp. of Saskatchewan, Inc.(b)	5,001,984
312,996	RPM International, Inc.(b)	8,932,906

		142,789,257

	Commercial Banks – 2.5%
169,647	Associated Banc-Corp(b)	2,234,251

Shares	Description	Value (†)

Common Stocks – continued

	Commercial Banks – continued
130,602	FirstMerit Corp.(b)	$1,923,767
175,126	Old National Bancorp(b)	2,383,465
1,583,644	U.S. Bancorp(b)	54,318,989
3,083,547	Wells Fargo & Co.(b)	106,474,878

		167,335,350

	Commercial Services & Supplies – 0.7%
292,475	Avery Dennison Corp.(b)	9,306,555
354,002	R.R. Donnelley & Sons Co.(b)	3,752,421
309,832	Tyco International Ltd.(b)	17,431,148
441,425	Waste Management, Inc.(b)	14,160,914

		44,651,038

	Communications Equipment – 2.0%
2,662,908	Cisco Systems, Inc.(b)	50,834,914
229,281	Motorola Solutions, Inc.(b)	11,590,154
1,111,073	QUALCOMM, Inc.(b)	69,430,952
400,000	Telefonaktiebolaget LM Ericsson, Sponsored ADR(b)	3,652,000

		135,508,020

	Computers & Peripherals – 5.6%
482,695	Apple, Inc.(b)	322,083,066
642,016	Dell, Inc.(b)	6,330,278
757,320	EMC Corp.(b)(c)	20,652,116
1,027,923	Hewlett-Packard Co.(b)	17,536,366
176,500	Seagate Technology PLC(b)	5,471,500

		372,073,326

	Consumer Finance – 0.8%
510,975	American Express Co.(b)	29,054,039
536,851	Discover Financial Services(b)	21,329,090

		50,383,129

	Containers & Packaging – 0.1%
116,207	Sonoco Products Co.(b)	3,601,255

	Distributors – 0.3%
291,718	Genuine Parts Co.(b)	17,803,549

	Diversified Financial Services – 3.2%
5,252,595	Bank of America Corp.(b)	46,380,414
1,452,259	Citigroup, Inc.(b)	47,517,914
470,860	CME Group, Inc., Class A(b)	26,980,278
2,156,190	JPMorgan Chase & Co.(b)	87,282,571
196,784	NYSE Euronext(b)	4,850,726

		213,011,903

	Diversified Telecommunication Services – 3.3%
3,269,400	AT&T, Inc.(b)	123,256,380
1,144,051	Frontier Communications Corp.(b)	5,605,850
1,970,874	Verizon Communications, Inc.(b)	89,812,728

		218,674,958

	Electric Utilities – 1.5%
1,229,269	Duke Energy Corp.(b)	79,656,631

Shares	Description	Value (†)

Common Stocks – continued

	Electric Utilities – continued
78,779	Hawaiian Electric Industries, Inc.(b)	$2,072,676
142,352	OGE Energy Corp.(b)	7,894,842
647,939	Pepco Holdings, Inc.(b)	12,246,047

		101,870,196

	Electrical Equipment – 0.6%
631,101	Emerson Electric Co.(b)	30,463,245
100,018	Hubbell, Inc., Class B(b)	8,075,454

		38,538,699

	Electronic Equipment, Instruments & Components – 0.4%
1,111,088	Corning, Inc.(b)	14,610,807
265,407	TE Connectivity Ltd.(b)	9,026,492

		23,637,299

	Energy Equipment & Services – 1.9%
321,202	Baker Hughes, Inc.(b)	14,527,966
59,772	CARBO Ceramics, Inc.(b)	3,760,854
53,423	Diamond Offshore Drilling, Inc.(b)	3,515,768
750,412	Halliburton Co.(b)	25,281,380
496,748	Patterson-UTI Energy, Inc.(b)	7,868,488
933,063	Schlumberger Ltd.(b)	67,488,447
125,788	Tidewater, Inc.(b)	6,104,492

		128,547,395

	Food & Staples Retailing – 1.9%
871,989	CVS Caremark Corp.(b)	42,221,708
1,101,189	Wal-Mart Stores, Inc.(b)	81,267,748

		123,489,456

	Food Products – 1.3%
843,128	ConAgra Foods, Inc.(b)	23,261,901
1,456,553	Kraft Foods, Inc., Class A(b)	60,228,467

		83,490,368

	Gas Utilities – 0.6%
71,995	AGL Resources, Inc.(b)	2,945,316
190,728	National Fuel Gas Co.(b)	10,306,941
412,000	Oneok, Inc.(b)	19,903,720
132,988	WGL Holdings, Inc.(b)	5,352,767

		38,508,744

	Health Care Equipment & Supplies – 1.3%
436,330	Baxter International, Inc.(b)	26,293,246
1,075,970	Boston Scientific Corp.(b)(c)	6,176,068
147,513	Covidien PLC(b)	8,765,222
40,271	Intuitive Surgical, Inc.(b)(c)	19,959,516
615,635	Medtronic, Inc.(b)	26,546,181

		87,740,233

	Health Care Providers & Services – 1.9%
519,551	Aetna, Inc.(b)	20,574,220
193,975	Coventry Health Care, Inc.(b)	8,086,818
479,565	Express Scripts Holding Co.(b)(c)	30,054,339

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Providers & Services – continued
283,809	HCA Holdings, Inc.(b)	$9,436,649
711,959	UnitedHealth Group, Inc.(b)	39,449,648
114,280	Universal Health Services, Inc., Class B(b)	5,226,024
184,209	WellPoint, Inc.(b)	10,685,964

		123,513,662

	Hotels, Restaurants & Leisure – 1.8%
715,082	International Game Technology(b)	9,360,423
154,067	Las Vegas Sands Corp.(b)	7,144,087
885,781	McDonald’s Corp.(b)	81,270,407
400,000	Melco Crown Entertainment Ltd., Sponsored ADR(b)(c)	5,392,000
426,800	MGM Resorts International(b)(c)	4,588,100
56,179	Tim Hortons, Inc.(b)	2,922,993
221,449	Wendy’s Co. (The)(b)	1,007,593
85,720	Wynn Resorts Ltd.(b)	9,895,517

		121,581,120

	Household Durables – 0.8%
568,019	Leggett & Platt, Inc.(b)	14,228,876
580,545	Newell Rubbermaid, Inc.(b)	11,082,604
272,698	Toll Brothers, Inc.(b)(c)	9,061,755
171,014	Tupperware Brands Corp.(b)	9,164,640
101,757	Whirlpool Corp.(b)	8,436,673

		51,974,548

	Household Products – 2.1%
235,726	Colgate-Palmolive Co.(b)	25,274,542
227,362	Kimberly-Clark Corp.(b)	19,503,112
1,334,616	Procter & Gamble Co. (The)(b)	92,568,966

		137,346,620

	Industrial Conglomerates – 2.5%
454,233	3M Co.(b)	41,980,214
5,532,566	General Electric Co.(b)	125,644,574

		167,624,788

	Insurance – 2.8%
55,655	Aegon NV, NY Registered Shares, Sponsored ADR(b)	289,963
199,554	Aflac, Inc.(b)	9,554,646
614,070	Allstate Corp. (The)(b)	24,323,313
404,080	American International Group, Inc.(b)(c)	13,249,783
95,694	Aon PLC(b)	5,003,839
295,389	Arthur J. Gallagher & Co.(b)	10,580,834
448,679	Berkshire Hathaway, Inc., Class B(b)(c)	39,573,488
351,387	Fidelity National Financial, Inc., Class A(b)	7,516,168
347,292	Lincoln National Corp.(b)	8,400,993
497,687	Marsh & McLennan Cos., Inc.(b)	16,886,520
92,225	Mercury General Corp.(b)	3,564,496
484,934	Old Republic International Corp.(b)	4,509,886
256,674	Principal Financial Group, Inc.(b)	6,914,798
340,724	Travelers Cos., Inc. (The)(b)	23,257,820
598,436	XL Group PLC(b)	14,380,417

		188,006,964

Shares	Description	Value (†)

Common Stocks – continued

	Internet & Catalog Retail – 0.8%
220,286	Amazon.com, Inc.(b)(c)	$56,023,135

	Internet Software & Services – 2.6%
166,169	Akamai Technologies, Inc.(b)(c)	6,357,626
52,452	Baidu, Inc., Sponsored ADR(b)(c)	6,127,443
774,641	eBay, Inc.(b)(c)	37,500,371
146,753	Google, Inc., Class A(b)(c)	110,725,138
31,700	LinkedIn Corp., Class A(b)(c)	3,816,680
198,866	VeriSign, Inc.(b)(c)	9,682,785

		174,210,043

	IT Services – 4.3%
657,985	Automatic Data Processing, Inc.(b)	38,597,400
159,578	Broadridge Financial Solutions, Inc.(b)	3,722,955
316,878	Cognizant Technology Solutions Corp., Class A(b)(c)	22,156,110
264,064	Fidelity National Information Services, Inc.(b)	8,244,078
652,208	International Business Machines Corp.(b)	135,300,549
857,099	Paychex, Inc.(b)	28,532,826
259,554	Visa, Inc., Class A(b)	34,852,911
811,102	Western Union Co.(b)	14,778,278

		286,185,107

	Leisure Equipment & Products – 0.4%
771,443	Mattel, Inc.(b)	27,370,798

	Machinery – 2.8%
456,327	Caterpillar, Inc.(b)	39,262,375
234,001	Cummins, Inc.(b)	21,577,232
357,978	Deere & Co.(b)	29,529,605
560,318	Eaton Corp.(b)	26,480,629
241,235	Parker Hannifin Corp.(b)	20,162,421
108,640	Pentair, Inc.(b)	4,835,566
106,186	Snap-on, Inc.(b)	7,631,588
175,366	SPX Corp.(b)	11,470,690
265,495	Stanley Black & Decker, Inc.(b)	20,243,994
194,217	Timken Co. (The)(b)	7,217,104

		188,411,204

	Media – 2.8%
789,527	News Corp., Class B(b)	19,580,270
351,930	Omnicom Group, Inc.(b)	18,145,511
2,000,000	Sirius XM Radio, Inc.(b)(c)	5,200,000
309,171	Time Warner Cable, Inc.(b)	29,389,795
753,595	Time Warner, Inc.(b)	34,160,461
272,218	Virgin Media, Inc.(b)	8,014,098
1,431,505	Walt Disney Co. (The)(b)	74,839,081

		189,329,216

	Metals & Mining – 1.1%
1,458,157	Alcoa, Inc.(b)	12,904,689
617,836	Freeport-McMoRan Copper & Gold, Inc.(b)	24,453,949
386,415	Gerdau S.A., Sponsored ADR(b)	3,674,807
284,859	Nucor Corp.(b)	10,898,705
217,900	Silver Wheaton Corp.(b)	8,652,809

Shares	Description	Value (†)

Common Stocks – continued

	Metals & Mining – continued
184,999	Southern Copper Corp.(b)	$6,356,566
470,388	Steel Dynamics, Inc.(b)	5,282,457
117,586	Worthington Industries, Inc.(b)	2,546,913

		74,770,895

	Multi Utilities – 1.5%
624,100	Ameren Corp.(b)	20,389,347
294,069	CenterPoint Energy, Inc.(b)	6,263,670
551,650	Consolidated Edison, Inc.(b)	33,038,318
282,313	Integrys Energy Group, Inc.(b)	14,736,739
752,525	Public Service Enterprise Group, Inc.(b)	24,216,254

		98,644,328

	Multiline Retail – 0.9%
277,633	J.C. Penney Co., Inc.(b)	6,743,705
392,266	Macy’s, Inc.(b)	14,757,047
367,027	Nordstrom, Inc.(b)	20,252,550
53,217	Sears Holdings Corp.(b)(c)	2,953,011
188,408	Target Corp.(b)	11,958,256

		56,664,569

	Oil, Gas & Consumable Fuels – 9.0%
819,073	Chesapeake Energy Corp.(b)	15,455,907
1,263,629	Chevron Corp.(b)	147,288,596
48,894	CNOOC Ltd., Sponsored ADR(b)	9,912,281
1,111,475	ConocoPhillips(b)	63,554,140
315,638	CONSOL Energy, Inc.(b)	9,484,922
2,592,314	ExxonMobil Corp.(b)	237,067,115
239,600	HollyFrontier Corp.(b)	9,888,292
710,126	Occidental Petroleum Corp.(b)	61,113,444
499,037	Phillips 66(b)	23,140,346
479,588	Southwestern Energy Co.(b)(c)	16,680,071
124,543	Statoil ASA, Sponsored ADR(b)	3,211,964
66,348	Total S.A., Sponsored ADR(b)	3,324,035

		600,121,113

	Paper & Forest Products – 0.2%
524,759	MeadWestvaco Corp.(b)	16,057,625

	Personal Products – 0.2%
478,177	Avon Products, Inc.(b)	7,626,923
83,600	Herbalife Ltd.(b)	3,962,640

		11,589,563

	Pharmaceuticals – 6.3%
1,123,780	Abbott Laboratories(b)	77,046,357
652,399	Bristol-Myers Squibb Co.(b)	22,018,466
496,723	Eli Lilly & Co.(b)	23,549,637
159,856	GlaxoSmithKline PLC, Sponsored ADR(b)	7,391,742
1,543,493	Johnson & Johnson(b)	106,362,103
1,795,089	Merck & Co., Inc.(b)	80,958,514
4,104,824	Pfizer, Inc.(b)	102,004,876

		419,331,695

Shares	Description	Value (†)

Common Stocks – continued

	Professional Services – 0.1%
67,252	Dun & Bradstreet Corp.(b)	$5,354,604

	REITs - Diversified – 0.5%
1,090,347	Duke Realty Corp.(b)	16,028,101
542,328	Liberty Property Trust(b)	19,653,967

		35,682,068

	REITs - Healthcare – 0.6%
122,701	Healthcare Realty Trust, Inc.(b)	2,828,258
463,657	Senior Housing Properties Trust(b)	10,098,449
454,736	Ventas, Inc.(b)	28,307,316

		41,234,023

	REITs - Mortgage – 0.8%
532,000	American Capital Agency Corp.(b)	18,401,880
1,672,273	Annaly Capital Management, Inc.(b)	28,161,077
235,713	Hatteras Financial Corp.(b)	6,644,750

		53,207,707

	REITs - Office Property – 0.2%
436,313	Mack-Cali Realty Corp.(b)	11,605,926

	Road & Rail – 0.5%
1,343,689	CSX Corp.(b)	27,881,547
499,500	Hertz Global Holdings, Inc.(b)(c)	6,858,135

		34,739,682

	Semiconductors & Semiconductor Equipment – 2.1%
726,190	Advanced Micro Devices, Inc.(b)(c)	2,447,260
116,752	Altera Corp.(b)	3,967,817
280,565	Analog Devices, Inc.(b)	10,995,342
334,049	Applied Materials, Inc.(b)	3,729,657
44,582	First Solar, Inc.(b)(c)	987,268
2,913,430	Intel Corp.(b)	66,076,593
281,528	Linear Technology Corp.(b)	8,966,667
380,751	Microchip Technology, Inc.(b)	12,465,788
386,939	NVIDIA Corp.(b)(c)	5,161,766
167,800	Skyworks Solutions, Inc.(b)(c)	3,954,207
610,324	Texas Instruments, Inc.(b)	16,814,426
204,451	Xilinx, Inc.(b)	6,830,708

		142,397,499

	Software – 3.7%
580,969	Activision Blizzard, Inc.(b)	6,553,330
355,238	Adobe Systems, Inc.(b)(c)	11,531,026
262,973	Autodesk, Inc.(b)(c)	8,775,409
4,415,700	Microsoft Corp.(b)	131,499,546
156,100	Nuance Communications, Inc.(b)(c)	3,885,329
2,306,753	Oracle Corp.(b)	72,639,652
372,745	Symantec Corp.(b)(c)	6,709,410
208,400	TIBCO Software, Inc.(b)(c)	6,299,932

		247,893,634

Shares	Description	Value (†)

Common Stocks – continued

	Specialty Retail – 2.6%
140,374	Abercrombie & Fitch Co., Class A(b)	$4,761,486
414,003	American Eagle Outfitters, Inc.(b)	8,727,183
230,924	Best Buy Co., Inc.(b)	3,969,584
183,146	Foot Locker, Inc.(b)	6,501,683
242,524	Gap, Inc. (The)(b)	8,677,509
1,066,986	Home Depot, Inc. (The)(b)	64,413,945
509,390	Limited Brands, Inc.(b)	25,092,551
840,494	Lowe’s Cos., Inc.(b)	25,416,538
206,581	RadioShack Corp.(b)	491,663
208,195	Tiffany & Co.(b)	12,883,107
309,348	TJX Cos., Inc. (The)(b)	13,855,697

		174,790,946

	Thrifts & Mortgage Finance – 0.2%
929,316	New York Community Bancorp, Inc.(b)	13,159,115

	Tobacco – 2.2%
1,318,105	Altria Group, Inc.(b)	44,011,526
931,906	Philip Morris International, Inc.(b)	83,815,626
355,070	Reynolds American, Inc.(b)	15,388,734
159,545	Vector Group Ltd.(b)	2,646,858

		145,862,744

	Trading Companies & Distributors – 0.1%
130,960	GATX Corp.(b)	5,557,942

	Total Common Stocks (Identified Cost $4,219,501,647)	6,509,849,134

Contracts

Purchased Options – 0.4%

	Index Options – 0.4%
6,668	On S&P 500® Index, Put expiring October 20, 2012 at 1225(d)	366,740
8,354	On S&P 500® Index, Put expiring October 20, 2012 at 1275(d)	751,860
6,662	On S&P 500® Index, Put expiring November 17, 2012 at 1275(d)	2,464,940
7,027	On S&P 500® Index, Put expiring November 17, 2012 at 1300(d)	3,443,230
6,665	On S&P 500® Index, Put expiring December 22, 2012 at 1275(d)	5,865,200
9,372	On S&P 500® Index, Put expiring December 22, 2012 at 1350(d)	16,682,160

	Total Purchased Options (Identified Cost $50,053,909)	29,574,130

Principal Amount

Short-Term Investments – 3.7%
$244,247,197	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/2012 at 0.010% to be repurchased at $244,247,400 on 10/01/2012 collateralized by $100,000,000 Federal Home Loan Bank, 2.530% due 7/12/2022 valued at $99,500,000; $35,000,000 Federal Home Loan Bank, 2.900% due 9/05/2025 valued at $35,043,750; $24,865,000 Federal Home Loan Mortgage Corp., 3.000% due 8/01/2019 valued at $25,506,517; $78,915,000 Federal National Mortgage Association, 3.400% due 9/27/2032 valued at $78,816,356; $9,845,000 U.S. Treasury Note, 1.500% due 7/31/2016 valued at $10,267,095 including accrued interest(e) (Identified Cost $244,247,197)	$244,247,197

	Description	Value (†)

	Total Investments – 101.8% (Identified Cost $4,513,802,753)(a)	$6,783,670,461
	Other assets less liabilities – (1.8)%	(118,675,434)

	Net Assets – 100.0%	$6,664,995,027

Contracts

Written Options – (2.3%)

	Index Options – (2.3%)
8,139	On S&P 500® Index, Call expiring October 20, 2012 at 1375(d)	$(55,467,285)
5,650	On S&P 500® Index, Call expiring October 20, 2012 at 1400(d)	(25,961,750)
5,656	On S&P 500® Index, Call expiring October 20, 2012 at 1425(d)	(14,960,120)
8,704	On S&P 500® Index, Call expiring October 20, 2012 at 1450(d)	(10,270,720)
6,000	On S&P 500® Index, Call expiring November 17, 2012 at 1425(d)	(21,810,000)
10,599	On S&P 500® Index, Call expiring November 17, 2012 at 1450(d)	(23,052,825)

	Total Written Options (Premiums Received $161,529,118)	$(151,522,700)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.
Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Exchange-traded index options are valued at the average of the closing bid and asked quotations.
Investments in other open-end investment companies are valued at their net asset value each day.
Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.
Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of September 30, 2012, purchased options were fair valued at $29,574,130 and written options were fair valued at $151,522,700.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2012, the net unrealized appreciation on investments based on a cost of $4,513,802,753 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,373,736,359
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(103,868,651)

Net unrealized appreciation	$2,269,867,708

At December 31, 2011, the Fund had a short-term capital loss carryforward of $1,474,971,019 of which $76,322,989 expires on December 31, 2014, $1,005,056,628 expires on December 31, 2017 and $393,591,402 expires on December 31, 2018.
These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been pledged as collateral for outstanding call options.
(c)	Non-income producing security.
(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,509,849,134	$—	$—	$6,509,849,134
Purchased Options*	—	29,574,130	—	29,574,130
Short-Term Investments	—	244,247,197	—	244,247,197

Total	$6,509,849,134	$273,821,327	$—	$6,783,670,461

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(151,522,700)	$—	$(151,522,700)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2012, there were no transfers between Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2012, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2012:

Asset Derivatives	Equity Contracts
Purchased Options (at value)	$29,574,130

Liability Derivatives	Equity Contracts
Written Options (at value)	$(151,522,700)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2012 (Unaudited)

Oil, Gas & Consumable Fuels	9.0%
Pharmaceuticals	6.3
Computers & Peripherals	5.6
IT Services	4.3
Software	3.7
Diversified Telecommunication Services	3.3
Diversified Financial Services	3.2
Beverages	2.9
Media	2.8
Machinery	2.8
Insurance	2.8
Specialty Retail	2.6
Internet Software & Services	2.6
Industrial Conglomerates	2.5
Commercial Banks	2.5
Tobacco	2.2
Chemicals	2.1
Semiconductors & Semiconductor Equipment	2.1
Household Products	2.1
Aerospace & Defense	2.0
Communications Equipment	2.0
Other Investments, less than 2% each	28.7
Short-Term Investments	3.7

Total Investments	101.8
Other assets less liabilities (including open written options)	(1.8)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 20, 2012